General (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 15, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General (Textual)
Ordinary shares issued under offering			$ 35,077		$ 73,519
Aggregate net proceeds received from offering			$ 35,077		$ 74,180
Secondary Offering [Member]
General (Textual)
Ordinary shares issued under offering	$ 4,250,000	$ 8,625,000
Aggregate net proceeds received from offering		$ 35,077